Stock-based compensation (Details Textual)	3 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 USD ($) shares
Proceeds from Stock Options Exercised | $	$ 130,000		$ 39,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	100,000		0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	710,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares		$ 0.47
Proceeds from Stock Options Exercised | $	$ 162,150
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,525,000	1,525,000
Stock Issued During Period, Shares, New Issues	365,168
Employee Stock Option [Member] | Range Six [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0.63